Consolidated Statements of Financial Position - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	kr 399,418	kr 418,825
Equipment	6,309	163
Right-of-use assets	33,300	5,244
Non-current financial assets	3,915	2,225
Deferred tax assets	4,196	600
Total non-current assets	447,138	427,057
Current assets
Inventory	889
Other current assets	11,343	22,801
Prepaid expenses	45,032	17,746
Cash	955,507	996,304
Total current assets	1,012,772	1,036,851
TOTAL ASSETS	1,459,910	1,463,908
Equity
Share capital	2,094	1,998
Additional paid-in capital	2,459,741	2,133,179
Reserves	(26,979)	(6,090)
Retained earnings including net loss for the year	(1,426,574)	(918,596)
Equity attributable to equity holders of the Parent Company	1,008,281	1,210,491
Non-controlling interests		45,809
Total equity	1,008,281	1,256,300
Non-current liabilities
Provisions	14,530	6,391
Contingent consideration	54,399	48,969
Pension liabilities	3,182	8,296
Deferred tax liabilities	30,856	37,454
Non-current interesting-bearing liabilities	189,164
Non-current lease liabilities	24,052	878
Total non-current liabilities	316,184	101,989
Current liabilities
Accounts payable	67,971	53,827
Current tax liabilities	1,221	518
Other current liabilities	12,702	9,888
Accrued expenses and deferred revenue	53,553	41,386
Total current liabilities	135,446	105,619
TOTAL EQUITY AND LIABILITIES	kr 1,459,910	kr 1,463,908